Fair Value Measurements - Schedule of Hierarchy and Fair Value for Each Major Category of Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value:
Assets measured at fair value on recurring basis	$ 82,848	$ 64,957	$ 39,277
Other Real Estate Owned
Assets measured at fair value:
Assets measured at fair value on a non-recurring basis	293	293	833
Government Agency Securities
Assets measured at fair value:
Assets measured at fair value on recurring basis	7,482	7,816	5,317
Government Sponsored Agencies
Assets measured at fair value:
Assets measured at fair value on recurring basis	37,672	39,215	23,640
Corporate Debt Securities
Assets measured at fair value:
Assets measured at fair value on recurring basis	37,694	17,926	10,320
Fair Value Measurements Using Level 2
Assets measured at fair value:
Assets measured at fair value on recurring basis	82,848	64,957	39,277
Fair Value Measurements Using Level 2 | Government Agency Securities
Assets measured at fair value:
Assets measured at fair value on recurring basis	7,482	7,816	5,317
Fair Value Measurements Using Level 2 | Government Sponsored Agencies
Assets measured at fair value:
Assets measured at fair value on recurring basis	37,672	39,215	23,640
Fair Value Measurements Using Level 2 | Corporate Debt Securities
Assets measured at fair value:
Assets measured at fair value on recurring basis	37,694	17,926	10,320
Fair Value Measurements Using Level 3 | Other Real Estate Owned
Assets measured at fair value:
Assets measured at fair value on a non-recurring basis	$ 293	$ 293	$ 833